LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lease liabilities [abstract]
Lease obligations, beginning	$ 0
Additions	2,631,837
Interest expense	46,171
Lease payments	(95,524)
Lease obligations, ending	2,582,484
Current	253,205	$ 0
Long-term	2,329,279	0
Total	$ 2,582,484	$ 0